Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation						Average	Average	Value of Initial Fixed
	Table Total (1)			Compensation Actually Paid (2)			Summary	Compensation	$100 Investment
	PEO 1	PEO 2	PEO 3	PEO 1	PEO 2	PEO 3	Compensation	Actually	Based On:
	John V.	Douglas M.	Bryan A.	John V.	Douglas M.	Bryan A.	Table Total	Paid		Peer	Net Income	AFFO
	Arabia	Pasquale	Giglia	Arabia	Pasquale	Giglia	Non-PEO NEOs	Non-PEO NEOs	Company	Group	(Loss)	Per Share
Year	($)	($)	($)	($)	($)	($)	($) (3) (4)	($) (3) (5)	TSR ($)	TSR ($) (6)	($ thousands)	($) (7)
2022	—	3,056,142	5,360,331	—	2,976,426	4,470,301	2,698,018	2,264,209	70.53	76.49	90,766	0.87
2021	8,161,442	2,913,754	—	8,457,333	2,891,832	—	1,933,105	2,304,828	84.75	90.32	32,995	0.09
2020	4,472,998	—	—	3,437,021	—	—	1,810,688	1,492,792	81.86	76.40	(410,506)	(0.68)
(1)	Amounts represent the compensation reported in the “Total” column for the applicable PEO in the SCT as disclosed in “Executive Compensation.”
(2)	Amounts reported under Compensation Actually Paid (“CAP”) represent the amount of CAP to the applicable PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during each year.
a.	Mr. Arabia separated from employment with the Company effective as of September 2, 2021 and Mr. Pasquale ceased to serve as Interim CEO upon the appointment of Mr. Giglia as CEO on March 7, 2022.
b.	In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to each PEO’s total compensation for each fiscal year presented to determine the CAP:

	John V. Arabia		Douglas M. Pasquale		Bryan A. Giglia
Name	2020	2021	2021	2022	2022
SCT Total Compensation	$4,472,998	$8,161,442	$2,913,754	$3,056,142	$5,360,331
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT for Applicable Fiscal Year ("FY")	(2,788,927)	—	(2,532,343)	—	(3,616,381)
Increase based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,314,923	—	2,337,683	—	3,154,790
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	987,196	—	—	—
Change in Value in Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(444,245)	—	—	—	(424,747)
Change in Value in Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(117,728)	80,325	172,738	(79,716)	(3,692)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(771,630)	—	—	—
CAP to PEO	$3,437,021	$8,457,333	$2,891,832	$2,976,426	$4,470,301

c.	Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by (i) for time-based RSAs, the closing stock price on the applicable year-end date(s) or, in the case of awards vesting during the applicable year, the closing stock price on the applicable vesting date(s); and (ii) for performance-based RSUs, the same valuation methodology as the Performance RSU’s in the SCT above, the grant date fair value was calculated using a Monte Carlo simulation valuation model as of the applicable year-end date and including assumptions expected for volatility of our stock price, dividend yield, and risk-free rate.
(3)	The Non-PEO NEO’s include the individuals indicated in the table below for each fiscal year.

Year	Non-PEO NEOs
2022	Aaron R. Reyes, Robert C. Springer, David M. Klein and Christopher G. Ostapovicz
2021	Bryan A. Giglia, Robert C. Springer, David M. Klein, Christopher G. Ostapovicz and Marc A. Hoffman
2020	Bryan A. Giglia, Marc A. Hoffman, Robert C. Springer and David M. Klein

(4)	As a result of the change to our NEO’s Annual Equity Incentive Award program, no awards were granted to our Non-PEO NEOs with respect to the satisfaction of performance related to calendar year 2021. See “Compensation Discussion and Analysis—2022 Compensation Decisions (Annual Cash Incentive Bonuses and Annual Equity Incentive Awards)” for a detailed description of the changes in our equity award program.
(5)	Amounts reported under “Average Compensation Actually Paid” represent the amount of average CAP to the Average Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during each year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average Non-PEO NEOs total compensation for each year to determine the CAP:

	Average Non-PEO NEOs
Name	2020	2021	2022
SCT Total Compensation	$1,810,688	$1,933,105	$2,698,018
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT for Applicable FY	(1,009,700)	(1,404,041)	(1,586,916)
Increase based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	907,199	1,452,287	1,367,319
Change in Value in Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(170,610)	16,738	(213,260)
Change in Value in Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(44,785)	306,739	(952)
CAP to Average Non-PEO NEOs	$1,492,792	$2,304,828	$2,264,209

a.	Fair value or change in fair value, as applicable, of equity awards in the average CAP column was determined by (i) for time-based RSAs, the closing stock price on the applicable year-end date(s) or, in the case of awards vesting during the applicable year, the closing stock price on the applicable vesting date(s); and (ii) for performance-based RSUs, the same valuation methodology as the Performance RSU’s in the SCT above, the grant date fair value was calculated using a Monte Carlo simulation valuation model as of the applicable year-end date and including assumptions expected for volatility of our stock price, dividend yield, and risk-free rate.
(6)	For each applicable fiscal year, the cumulative Peer Group TSR (the “Peer Group TSR”) represents the FTSE Nareit Equity Lodging/Resorts Index.
(7)	AFFO per share is a non-GAAP measure. We compute the AFFO per share component by adjusting FFO, which we calculate in accordance with standards established by Nareit, for certain noncash or nonrecurring items. AFFO is then divided by our weighted average share count, including those shares associated with unvested time-based RSAs, for each applicable year. For more information, see our “Non-GAAP Financial Measures” in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2022. Amortization of deferred stock compensation has been added to the Company adjustments to AFFO per share for 2020 and 2021 to conform to the 2022 presentation.

Company Selected Measure Name	AFFO per share
Named Executive Officers, Footnote [Text Block]
(3)	The Non-PEO NEO’s include the individuals indicated in the table below for each fiscal year.

Year	Non-PEO NEOs
2022	Aaron R. Reyes, Robert C. Springer, David M. Klein and Christopher G. Ostapovicz
2021	Bryan A. Giglia, Robert C. Springer, David M. Klein, Christopher G. Ostapovicz and Marc A. Hoffman
2020	Bryan A. Giglia, Marc A. Hoffman, Robert C. Springer and David M. Klein

Peer Group Issuers, Footnote [Text Block]
(6)	For each applicable fiscal year, the cumulative Peer Group TSR (the “Peer Group TSR”) represents the FTSE Nareit Equity Lodging/Resorts Index.

Adjustment To PEO Compensation, Footnote [Text Block]
b.	In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to each PEO’s total compensation for each fiscal year presented to determine the CAP:

	John V. Arabia		Douglas M. Pasquale		Bryan A. Giglia
Name	2020	2021	2021	2022	2022
SCT Total Compensation	$4,472,998	$8,161,442	$2,913,754	$3,056,142	$5,360,331
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT for Applicable Fiscal Year ("FY")	(2,788,927)	—	(2,532,343)	—	(3,616,381)
Increase based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,314,923	—	2,337,683	—	3,154,790
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	987,196	—	—	—
Change in Value in Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(444,245)	—	—	—	(424,747)
Change in Value in Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(117,728)	80,325	172,738	(79,716)	(3,692)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(771,630)	—	—	—
CAP to PEO	$3,437,021	$8,457,333	$2,891,832	$2,976,426	$4,470,301

Non-PEO NEO Average Total Compensation Amount	$ 2,698,018	$ 1,933,105	$ 1,810,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,264,209	2,304,828	1,492,792
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	Amounts reported under “Average Compensation Actually Paid” represent the amount of average CAP to the Average Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during each year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average Non-PEO NEOs total compensation for each year to determine the CAP:

	Average Non-PEO NEOs
Name	2020	2021	2022
SCT Total Compensation	$1,810,688	$1,933,105	$2,698,018
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT for Applicable FY	(1,009,700)	(1,404,041)	(1,586,916)
Increase based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	907,199	1,452,287	1,367,319
Change in Value in Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(170,610)	16,738	(213,260)
Change in Value in Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(44,785)	306,739	(952)
CAP to Average Non-PEO NEOs	$1,492,792	$2,304,828	$2,264,209

Tabular List [Table Text Block]

The following list includes the most important performance measures used to link NEO compensation to our Company performance in 2022. See “Compensation Discussion and Analysis—2022 Compensation Decisions (Annual Cash Incentive Bonuses and Annual Equity Incentive Awards)” for a detailed description of the performance measures.

Most Important Performance Measures
Relative Total Stockholder Return
Adjusted Funds from Operations per Share
Capital Recycling

Total Shareholder Return Amount	$ 70.53	84.75	81.86
Peer Group Total Shareholder Return Amount	76.49	90.32	76.40
Net Income (Loss)	$ 90,766,000	$ 32,995,000	$ (410,506,000)
Company Selected Measure Amount | $ / shares	0.87	0.09	(0.68)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Funds from Operations per Share
Non-GAAP Measure Description [Text Block]
(7)	AFFO per share is a non-GAAP measure. We compute the AFFO per share component by adjusting FFO, which we calculate in accordance with standards established by Nareit, for certain noncash or nonrecurring items. AFFO is then divided by our weighted average share count, including those shares associated with unvested time-based RSAs, for each applicable year. For more information, see our “Non-GAAP Financial Measures” in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2022. Amortization of deferred stock compensation has been added to the Company adjustments to AFFO per share for 2020 and 2021 to conform to the 2022 presentation.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital Recycling
Bryan A. Giglia [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,360,331
PEO Actually Paid Compensation Amount	4,470,301
Douglas M. Pasquale [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,056,142	$ 2,913,754
PEO Actually Paid Compensation Amount	$ 2,976,426	2,891,832
John V. Arabia [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		8,161,442	$ 4,472,998
PEO Actually Paid Compensation Amount		8,457,333	3,437,021
PEO [Member] | Bryan A. Giglia [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Bryan A. Giglia
PEO [Member] | Bryan A. Giglia [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,616,381)
PEO [Member] | Bryan A. Giglia [Member] | Year End Fair Value Of Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,154,790
PEO [Member] | Bryan A. Giglia [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(424,747)
PEO [Member] | Bryan A. Giglia [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,692)
PEO [Member] | Douglas M. Pasquale [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,532,343)
PEO [Member] | Douglas M. Pasquale [Member] | Year End Fair Value Of Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,337,683
PEO [Member] | Douglas M. Pasquale [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(79,716)	172,738
PEO [Member] | John V. Arabia [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,788,927)
PEO [Member] | John V. Arabia [Member] | Year End Fair Value Of Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,314,923
PEO [Member] | John V. Arabia [Member] | Change in Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		987,196
PEO [Member] | John V. Arabia [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(444,245)
PEO [Member] | John V. Arabia [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		80,325	(117,728)
PEO [Member] | John V. Arabia [Member] | Equity Awards Adjustments For Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(771,630)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,586,916)	(1,404,041)	(1,009,700)
Non-PEO NEO [Member] | Year End Fair Value Of Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,367,319	1,452,287	907,199
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213,260)	16,738	(170,610)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (952)	$ 306,739	$ (44,785)